Income taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities category member
IfrsStatementLineItems [Line Items]
Tax calculation, liabilities	R$ 5,999,273	R$ 5,714,469
IR and CSl offsetting, liabilites	(4,845,792)	(4,307,035)
Balance, liabilities	R$ 1,153,481	1,407,434
Braskem s a member | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, liabilities	R$ 2,584,962	2,496,637
IR and CSl offsetting, liabilites	R$ (2,584,962)	(2,496,637)
Braskem argentina member | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	Chile
Tax calculation, liabilities	R$ 16,174
IR and CSl offsetting, liabilites	R$ (16,174)
Braskem america member | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	USA
Tax calculation, liabilities	R$ 1,493,471	1,701,762
IR and CSl offsetting, liabilites	(356,598)	(294,328)
Balance, liabilities	R$ 1,136,873	1,407,434
Braskem holanda member | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	Netherlands
Tax calculation, liabilities	R$ 39,696
IR and CSl offsetting, liabilites	R$ (39,696)
Braskem Idesa [Member] | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, liabilities	R$ 1,840,669	1,506,541
IR and CSl offsetting, liabilites	R$ (1,840,669)	(1,506,541)
Cetrel member | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, liabilities	R$ 5,405	7,586
IR and CSl offsetting, liabilites	R$ (5,405)	(7,586)
D a c member | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, liabilities	R$ 2,262	1,943
IR and CSl offsetting, liabilites	R$ (2,262)	(1,943)
Voqen [Member] | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, liabilities	R$ 26
IR and CSl offsetting, liabilites	R$ (26)
B T C [Member] | Liabilities category member
IfrsStatementLineItems [Line Items]
Headquarters country	Netherlands
Tax calculation, liabilities	R$ 16,608
Balance, liabilities	16,608
Asset member
IfrsStatementLineItems [Line Items]
Tax calculation, assets	11,204,393	12,564,287
IR and CSL offsetting, assets	(5,001,138)	(4,307,035)
Balance, assets	R$ 6,358,601	8,257,252
Asset member | Braskem s a member
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, assets	R$ 8,356,402	8,841,886
IR and CSL offsetting, assets	(2,584,962)	(2,496,637)
Balance, assets	R$ 5,771,440	6,345,249
Asset member | Braskem argentina member
IfrsStatementLineItems [Line Items]
Headquarters country	Argentina
Tax calculation, assets	R$ 21,339	3,271
IR and CSL offsetting, assets	(16,174)
Balance, assets	R$ 5,165	3,271
Asset member | Braskem america member
IfrsStatementLineItems [Line Items]
Headquarters country	USA
Tax calculation, assets	R$ 356,598	294,328
IR and CSL offsetting, assets	R$ (356,598)	(294,328)
Asset member | Braskem alemanha member
IfrsStatementLineItems [Line Items]
Headquarters country	Germany
Tax calculation, assets	R$ 23,038	44,417
Balance, assets	R$ 23,038	44,417
Asset member | Braskem chile member
IfrsStatementLineItems [Line Items]
Headquarters country	Chile
Tax calculation, assets	R$ 47	92
Balance, assets	R$ 47	92
Asset member | Braskem holanda member
IfrsStatementLineItems [Line Items]
Headquarters country	Netherlands
Tax calculation, assets	R$ 195,042
IR and CSL offsetting, assets	R$ (39,696)
Asset member | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets	R$ 2,078,206	3,282,125
IR and CSL offsetting, assets	(1,840,669)	(1,506,541)
Balance, assets	R$ 237,537	1,775,584
Asset member | Braskem idesa servicos member
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets		26
Balance, assets		26
Asset member | Braskem Mexico Servicos [Member]
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets	R$ 13,628	2,502
Balance, assets	R$ 13,628	2,502
Asset member | Braskem Mexico [Member]
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets	R$ 86,368	16,181
Balance, assets	R$ 86,368	16,181
Asset member | Cetrel member
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, assets	R$ 39,387	40,434
IR and CSL offsetting, assets	(5,405)	(7,586)
Balance, assets	R$ 33,982	32,848
Asset member | D a c member
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, assets	R$ 32,617	39,025
IR and CSL offsetting, assets	(2,262)	(1,943)
Balance, assets	R$ 30,355	R$ 37,082
Asset member | Terminal Quimica [Member]
IfrsStatementLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets	R$ 1,618
Balance, assets	R$ 1,618
Asset member | Voqen [Member]
IfrsStatementLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, assets	R$ 103
IR and CSL offsetting, assets	(26)
Balance, assets	R$ 77